CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Total revenues	$ 847,858	$ 771,530	[1]	$ 662,226	[1]
Total cost of revenues	686,596	611,431	[1]	483,608	[1]
Research and development expenses	123,337	174,864	[1]	177,679	[1]
Selling, general and administrative expenses	93,841	108,195	[1]	131,717	[1]
Interest income	3,710	3,078	[1]	4,313	[1]
Interest expense	23,772	18,568	[1]	11,239	[1]
Related Party
Research and development expenses	10,068	15,979		4,894
Selling, general and administrative expenses	837	1,233		2,482
Interest income	2,278	1,623		2,252
Interest expense	1,818	2,165		1,717
Sales of goods revenues
Total revenues	703,093	611,245	[1]	467,403	[1]
Total cost of revenues	610,285	537,620	[1]	385,929	[1]
Sales of goods revenues | Related Party
Total revenues	622,115	531,994		383,228
Total cost of revenues	243,623	104,692		61,367
Software license revenues
Total revenues	29,698	42,455	[1]	62,796	[1]
Total cost of revenues	17,193	17,783	[1]	16,978	[1]
Software license revenues | Related Party
Total revenues	27,555	34,332		41,389
Total cost of revenues	22,117	15,910		3,160
Service
Total revenues	115,067	117,830	[1]	132,027	[1]
Total cost of revenues	59,118	56,028	[1]	80,701	[1]
Service | Related Party
Total revenues	108,120	116,660		127,693
Total cost of revenues	$ 875	$ 2,480		$ 12,636

[1]	Restated (refer to Note 2(c))